T. ROWE PRICE International Bond Fund (USD Hedged)
September 30, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.2%
Government Bonds 0.2%
Republic of Albania, 3.50%, 10/9/25 (EUR) (1) 5,310,000 6,581
Republic of Albania, 3.50%, 6/16/27 (EUR) (1) 4,085,000 5,104
Total Albania (Cost
$10,732
)
11,685
ARGENTINA 0.1%
Corporate Bonds 0.1%
MercadoLibre, 3.125%, 1/14/31 (USD)  6,325,000 6,112
Total Argentina (Cost
$6,302
)
6,112
AUSTRALIA 1.4%
Corporate Bonds 0.1%
Transurban Finance, 1.875%, 9/16/24 (EUR)  7,836,000 9,551
9,551
Government Bonds 1.3%
Commonwealth of Australia, 3.00%, 3/21/47  47,950,000 39,051
New South Wales Treasury, 4.00%, 5/20/26  46,975,600 38,745
77,796
Total Australia (Cost
$84,145
)
87,347
AUSTRIA 0.9%
Corporate Bonds 0.1%
Raiffeisen Bank International, VR, 1.50%, 3/12/30 (2) 7,600,000 8,980
8,980
Government Bonds 0.8%
Heta Asset Resolution, 2.375%, 12/13/22  39,100,000 46,821
46,821
Total Austria (Cost
$56,906
)
55,801
BELGIUM 0.0%
Corporate Bonds 0.0%
Anheuser-Busch InBev, 2.00%, 1/23/35  1,560,000 1,996
Total Belgium (Cost
$1,557
)
1,996

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
BERMUDA 0.5%
Government Bonds 0.5%
Government of Bermuda, 3.717%, 1/25/27 (USD)  5,324,000 5,857
Government of Bermuda, 4.75%, 2/15/29 (USD) (1) 20,045,000 23,323
Total Bermuda (Cost
$26,344
)
29,180
BRAZIL 0.6%
Corporate Bonds 0.1%
Petrobras Global Finance, 5.60%, 1/3/31 (USD)  8,000,000 8,694
8,694
Government Bonds 0.5%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/25  157,671,000 28,835
28,835
Total Brazil (Cost
$51,762
)
37,529
CANADA 2.7%
Corporate Bonds 0.4%
Transcanada Trust, Series 17-B, VR, 4.65%, 5/18/77 (2) 27,134,000 22,119
22,119
Government Bonds 2.3%
Government of Canada Real Return Bond, Inflation-Indexed,
4.00%, 12/1/31  119,078,319 136,144
Province of Ontario, 3.50%, 6/2/43  5,239,000 4,675
140,819
Total Canada (Cost
$158,944
)
162,938
CHILE 2.7%
Corporate Bonds 0.2%
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (USD) (1) 10,260,000 11,068
11,068
Government Bonds 2.5%
Bonos de la Tesoreria de la Republica, 4.50%, 3/1/26  28,170,000,000 33,921
Bonos de la Tesoreria de la Republica, 4.70%, 9/1/30 (1) 95,840,000,000 111,651

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Bonos de la Tesoreria de la Republica, 5.00%, 10/1/28 (1) 9,545,000,000 11,484
157,056
Total Chile (Cost
$204,108
)
168,124
CHINA 13.0%
Corporate Bonds 0.6%
CIFI Holdings Group, 6.45%, 11/7/24 (USD)  3,635,000 3,648
CIFI Holdings Group, 6.55%, 3/28/24 (USD)  2,265,000 2,290
Country Garden Holdings, 5.40%, 5/27/25 (USD)  1,870,000 1,907
Country Garden Holdings, 6.15%, 9/17/25 (USD)  4,115,000 4,299
Country Garden Holdings, 8.00%, 1/27/24 (USD)  1,655,000 1,723
Shimao Group Holdings, 5.60%, 7/15/26 (USD) (3) 11,335,000 11,251
State Grid Overseas Investment BVI, 1.375%, 5/2/25 (EUR) (1) 10,000,000 12,068
37,186
Government Bonds 12.4%
China Development Bank, 3.07%, 3/10/30  330,000,000 50,144
China Development Bank, 3.30%, 3/3/26  180,000,000 28,244
China Development Bank, 3.39%, 7/10/27  550,000,000 86,340
China Development Bank, 3.42%, 7/2/24  120,000,000 18,872
China Development Bank, 3.43%, 1/14/27  480,000,000 75,467
China Development Bank, 3.50%, 8/13/26  280,000,000 44,172
China Development Bank, 3.65%, 5/21/29  210,000,000 33,301
China Development Bank, 3.68%, 2/26/26  570,000,000 90,440
China Development Bank, 4.04%, 7/6/28  120,000,000 19,425
People's Republic of China, 1.99%, 4/9/25  40,000,000 6,048
People's Republic of China, 2.94%, 10/17/24  120,000,000 18,758
People's Republic of China, 3.01%, 5/13/28  258,000,000 40,306
People's Republic of China, 3.12%, 12/5/26  680,000,000 107,210
People's Republic of China, 3.13%, 11/21/29  310,000,000 48,643
People's Republic of China, 3.19%, 4/11/24  120,000,000 18,890
People's Republic of China, 3.25%, 6/6/26  380,000,000 60,215
People's Republic of China, 4.00%, 6/24/69  80,000,000 13,701
760,176
Total China (Cost
$756,795
)
797,362
COLOMBIA 0.1%
Corporate Bonds 0.1%
Banco de Bogota, 6.25%, 5/12/26 (USD)  8,000,000 8,720
Total Colombia (Cost
$8,445
)
8,720

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
CROATIA 0.7%
Government Bonds 0.7%
Republic of Croatia, 1.125%, 6/19/29 (EUR)  13,940,000 16,671
Republic of Croatia, 1.125%, 3/4/33 (EUR)  5,606,000 6,475
Republic of Croatia, 3.875%, 5/30/22 (EUR)  14,795,000 17,611
Total Croatia (Cost
$41,624
)
40,757
CYPRUS 2.0%
Government Bonds 2.0%
Republic of Cyprus, 1.25%, 1/21/40  395,000 474
Republic of Cyprus, 1.50%, 4/16/27  2,130,000 2,670
Republic of Cyprus, 2.375%, 9/25/28  36,621,000 49,050
Republic of Cyprus, 2.75%, 6/27/24  1,668,000 2,100
Republic of Cyprus, 2.75%, 2/26/34  2,716,000 3,911
Republic of Cyprus, 2.75%, 5/3/49  2,832,000 4,411
Republic of Cyprus, 3.75%, 7/26/23  6,740,000 8,407
Republic of Cyprus, 3.875%, 5/6/22  6,533,000 7,753
Republic of Cyprus, 4.25%, 11/4/25  27,419,000 37,622
Republic of Cyprus, Zero Coupon, 2/9/26  7,306,000 8,504
Total Cyprus (Cost
$116,454
)
124,902
CZECH REPUBLIC 0.5%
Government Bonds 0.5%
Republic of Czech, 2.40%, 9/17/25  650,000,000 30,150
Total Czech Republic (Cost
$31,015
)
30,150
DENMARK 0.1%
Corporate Bonds 0.1%
Danske Bank, VR, 1.375%, 2/12/30 (EUR) (2) 4,700,000 5,560
Total Denmark (Cost
$5,242
)
5,560
EGYPT 0.5%
Government Bonds 0.5%
Arab Republic of Egypt, 4.75%, 4/11/25 (EUR) (1) 10,770,000 12,733
Arab Republic of Egypt Treasury Bills, 12.951%, 10/12/21  234,100,000 14,881
Total Egypt (Cost
$26,952
)
27,614

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
FRANCE 2.0%
Corporate Bonds 0.8%
Adevinta, 3.00%, 11/15/27 (1) 785,000 936
Altice France, 3.375%, 1/15/28 (1) 505,000 563
Altice France, 5.875%, 2/1/27 (1) 1,305,000 1,581
BNP Paribas, 5.75%, 1/24/22 (GBP)  361,000 494
BNP Paribas, VR, 2.125%, 1/23/27 (2) 9,300,000 11,600
BPCE, 1.125%, 1/18/23  3,000,000 3,538
CAB, 3.375%, 2/1/28 (1) 5,205,000 6,077
Capgemini, 1.625%, 4/15/26  3,900,000 4,830
Capgemini, 2.00%, 4/15/29  2,000,000 2,596
Credit Agricole, 0.875%, 1/14/32  1,000,000 1,168
Credit Agricole, 1.00%, 9/16/24  5,800,000 6,962
Credit Agricole, 1.875%, 12/20/26  5,200,000 6,521
Orange, 0.875%, 2/3/27  1,000,000 1,206
48,072
Government Bonds 1.2%
Electricite de France, 6.875%, 12/12/22 (GBP)  950,000 1,375
Republic of France, 1.25%, 5/25/36 (1) 57,639,000 74,544
75,919
Total France (Cost
$119,733
)
123,991
GERMANY 5.4%
Corporate Bonds 1.3%
ADLER Group, 1.50%, 7/26/24 (3) 8,100,000 8,231
Allianz, VR, 3.375% (2)(4) 13,400,000 16,802
E.ON, 1.625%, 5/22/29  8,480,000 10,725
Gruenenthal, 3.625%, 11/15/26 (1) 990,000 1,190
Gruenenthal, 4.125%, 5/15/28 (1) 2,820,000 3,430
Hannover Rueck, VR, 1.375%, 6/30/42 (2) 4,700,000 5,460
Hannover Rueck, VR, 1.75%, 10/8/40 (2) 4,800,000 5,810
TK Elevator Midco, 4.375%, 7/15/27 (1) 2,745,000 3,319
Volkswagen International Finance, 1.875%, 3/30/27  9,500,000 11,914
Volkswagen Leasing, 1.50%, 6/19/26  5,135,000 6,279
Volkswagen Leasing, 1.625%, 8/15/25  5,350,000 6,536
79,696
Government Bonds 4.1%
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/26  51,500,151 66,466
Deutsche Bundesrepublik, Inflation-Indexed, 0.50%, 4/15/30  124,741,025 178,567

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
KfW, 4.70%, 6/2/37 (CAD)  5,202,000 5,093
250,126
Total Germany (Cost
$331,310
)
329,822
GREECE 0.4%
Corporate Bonds 0.1%
Crystal Almond, 4.25%, 10/15/24  5,560,000 6,586
6,586
Government Bonds 0.3%
Hellenic Republic, 0.75%, 6/18/31 (1) 17,599,000 20,204
20,204
Total Greece (Cost
$26,878
)
26,790
HUNGARY 0.5%
Government Bonds 0.5%
Government of Hungary, 2.25%, 4/20/33  10,960,000,000 31,925
Total Hungary (Cost
$34,500
)
31,925
ICELAND 0.3%
Corporate Bonds 0.1%
Arion Banki, 1.00%, 3/20/23 (EUR)  5,500,000 6,468
Landsbankinn, 1.00%, 5/30/23 (EUR)  1,000,000 1,179
7,647
Government Bonds 0.2%
Republic of Iceland, Zero Coupon, 4/15/28 (EUR)  10,385,000 11,859
11,859
Total Iceland (Cost
$19,793
)
19,506
INDIA 0.2%
Corporate Bonds 0.2%
ABJA Investment, 5.45%, 1/24/28 (USD)  5,531,000 6,041
Adani Ports & Special Economic Zone, 4.20%, 8/4/27 (USD) (1) 8,450,000 8,869
Total India (Cost
$13,934
)
14,910

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
INDONESIA 2.3%
Corporate Bonds 0.1%
Minejesa Capital, 5.625%, 8/10/37 (USD)  8,300,000 8,779
8,779
Government Bonds 2.2%
Republic of Indonesia, 3.75%, 6/14/28 (EUR)  40,797,000 55,900
Republic of Indonesia, 6.125%, 5/15/28  390,270,000,000 27,854
Republic of Indonesia, 6.50%, 2/15/31  295,589,000,000 20,905
Republic of Indonesia, 8.375%, 3/15/24  369,100,000,000 28,168
132,827
Total Indonesia (Cost
$137,083
)
141,606
IRELAND 2.9%
Corporate Bonds 0.4%
AIB Group, 2.25%, 7/3/25  12,300,000 15,366
XLIT, VR, 3.25%, 6/29/47 (2) 5,700,000 7,408
22,774
Government Bonds 2.5%
Republic of Ireland, 0.20%, 10/18/30  48,100,000 56,318
Republic of Ireland, 1.35%, 3/18/31  42,948,000 55,729
Republic of Ireland, 1.50%, 5/15/50  2,696,000 3,596
Republic of Ireland, 2.00%, 2/18/45  5,630,000 8,309
Republic of Ireland, 5.40%, 3/13/25  24,286,300 33,921
157,873
Total Ireland (Cost
$174,547
)
180,647
ISRAEL 2.3%
Corporate Bonds 0.2%
Leviathan Bond, 5.75%, 6/30/23 (USD) (1) 8,600,000 8,944
Teva Pharmaceutical Finance Netherlands II, 4.50%, 3/1/25
(EUR)  1,705,000 2,049
Teva Pharmaceutical Finance Netherlands II, 6.00%, 1/31/25
(EUR)  1,245,000 1,558
12,551
Government Bonds 2.1%
State of Israel, 1.50%, 1/18/27 (EUR)  18,046,000 22,459
State of Israel, 1.75%, 8/31/25  153,957,436 50,195
State of Israel, 3.75%, 3/31/47  3,672,000 1,438

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
State of Israel, 5.50%, 1/31/42  114,916,000 55,819
129,911
Total Israel (Cost
$128,105
)
142,462
ITALY 5.2%
Corporate Bonds 0.8%
Enel Finance International, 5.625%, 8/14/24 (GBP)  2,663,000 4,065
FCA Bank, 0.50%, 9/13/24  5,800,000 6,806
IMA Industria Macchine Automatiche, 3.75%, 1/15/28 (1) 1,395,000 1,627
Infrastrutture Wireless Italiane, 1.625%, 10/21/28  4,612,000 5,434
International Game Technology, 3.50%, 6/15/26 (1) 2,410,000 2,861
International Game Technology, 3.50%, 6/15/26  4,550,000 5,402
Intesa Sanpaolo, 1.75%, 7/4/29  5,200,000 6,479
Telecom Italia, 5.875%, 5/19/23 (GBP)  1,300,000 1,874
UniCredit, 2.00%, 3/4/23  5,086,000 6,074
UniCredit, VR, 4.875%, 2/20/29 (2) 6,100,000 7,675
48,297
Government Bonds 4.4%
Italy Buoni Poliennali Del Tesoro, 1.60%, 6/1/26  95,230,000 118,105
Italy Buoni Poliennali Del Tesoro, 2.80%, 3/1/67  35,208,000 48,033
Italy Buoni Poliennali Del Tesoro, Inflation-Indexed, 0.65%,
5/15/26  83,317,080 106,172
272,310
Total Italy (Cost
$306,015
)
320,607
IVORY COAST 0.1%
Government Bonds 0.1%
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR) (1) 3,560,000 4,027
Total Ivory Coast (Cost
$4,187
)
4,027
JAPAN 14.4%
Corporate Bonds 0.3%
Takeda Pharmaceutical, 2.25%, 11/21/26 (EUR) (1) 12,940,000 16,516
16,516
Government Bonds 14.1%
Government of Japan, 0.60%, 6/20/37  4,378,850,000 41,168
Government of Japan, 0.70%, 3/20/37  8,878,050,000 84,702
Government of Japan, 1.20%, 12/20/34  12,778,100,000 129,704

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government of Japan, 1.70%, 9/20/44  9,286,250,000 104,707
Government of Japan, 2.20%, 9/20/39  2,147,300,000 25,410
Government of Japan, 2.50%, 9/20/37  13,012,700,000 156,824
Government of Japan Treasury Bills, (0.13)%, 11/8/21  6,800,000,000 61,106
Government of Japan, Inflation-Indexed, 0.005%, 3/10/31  10,967,491,188 100,913
Government of Japan, Inflation-Indexed, 0.10%, 3/10/24  5,083,873,800 46,529
Government of Japan, Inflation-Indexed, 0.10%, 9/10/24  4,953,603,600 45,513
Government of Japan, Inflation-Indexed, 0.10%, 3/10/25  5,705,992,400 52,266
Government of Japan, Inflation-Indexed, 0.20%, 3/10/30  2,355,609,462 22,276
871,118
Total Japan (Cost
$895,153
)
887,634
KUWAIT 0.2%
Corporate Bonds 0.2%
Equate Petrochemical, 2.625%, 4/28/28 (USD) (1) 9,170,000 9,245
Total Kuwait (Cost
$9,188
)
9,245
LATVIA 1.3%
Government Bonds 1.3%
Republic of Latvia, 0.375%, 10/7/26 (EUR)  64,671,000 77,395
Total Latvia (Cost
$71,186
)
77,395
LITHUANIA 0.0%
Corporate Bonds 0.0%
PLT VII Finance, 4.625%, 1/5/26 (1) 1,150,000 1,374
Total Lithuania (Cost
$1,298
)
1,374
LUXEMBOURG 0.3%
Corporate Bonds 0.3%
Altice Financing, 4.25%, 8/15/29 (1) 1,775,000 2,016
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29  9,970,000 11,988
JAB Holdings, 2.00%, 5/18/28  5,900,000 7,396
Total Luxembourg (Cost
$20,382
)
21,400
MALAYSIA 3.1%
Government Bonds 3.1%
1MDB Global Investments, 4.40%, 3/9/23 (USD)  32,000,000 32,138

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government of Malaysia, 3.844%, 4/15/33  51,500,000 12,351
Government of Malaysia, 4.065%, 6/15/50  59,688,000 13,753
Government of Malaysia, 4.642%, 11/7/33  81,439,000 20,920
Government of Malaysia, 4.736%, 3/15/46  310,065,000 79,216
Government of Malaysia, 4.921%, 7/6/48  119,656,000 31,476
Total Malaysia (Cost
$187,874
)
189,854
MEXICO 1.8%
Corporate Bonds 0.6%
America Movil, 5.75%, 6/28/30 (GBP)  4,930,000 8,605
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (2) 11,800,000 12,318
Cemex, 3.875%, 7/11/31 (USD)  12,000,000 12,022
32,945
Government Bonds 1.2%
Petroleos Mexicanos, 5.125%, 3/15/23 (EUR)  35,958,000 43,857
United Mexican States, 8.50%, 5/31/29  618,740,000 32,098
75,955
Total Mexico (Cost
$110,972
)
108,900
MOROCCO 0.1%
Government Bonds 0.1%
Kingdom of Morocco, 1.375%, 3/30/26 (EUR)  5,300,000 6,170
Total Morocco (Cost
$6,425
)
6,170
NETHERLANDS 0.8%
Corporate Bonds 0.8%
Cooperatieve Rabobank, 4.625%, 5/23/29 (GBP)  100,000 158
Cooperatieve Rabobank, 4.875%, 1/10/23 (GBP)  2,893,000 4,110
LeasePlan, VR, 7.375% (2)(4) 8,200,000 10,626
Nationale-Nederlanden Bank, 0.375%, 2/26/25  5,300,000 6,232
Summer BidCo, 9.00% (9.00% Cash or  9.75% PIK),
11/15/25 (5) 11,588,687 13,761
Titan Holdings II, 5.125%, 7/15/29 (1)(3) 2,360,000 2,769
Trivium Packaging Finance, 3.75%, 8/15/26 (1) 710,000 841
United Group, 4.625%, 8/15/28 (1)(3) 3,105,000 3,605
Ziggo, 2.875%, 1/15/30 (3) 2,720,000 3,178
Ziggo, 2.875%, 1/15/30 (1) 2,700,000 3,155
Total Netherlands (Cost
$45,558
)
48,435

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
NORTH MACEDONIA 0.2%
Government Bonds 0.2%
Republic of North Macedonia, 1.625%, 3/10/28 (EUR) (1) 12,000,000 13,605
Total North Macedonia (Cost
$14,264
)
13,605
NORWAY 0.4%
Corporate Bonds 0.2%
DNB Boligkreditt, 1.875%, 11/21/22 (EUR)  9,135,000 10,866
10,866
Government Bonds 0.2%
Kingdom of Norway, 3.00%, 3/14/24 (1) 104,912,000 12,543
12,543
Total Norway (Cost
$24,300
)
23,409
OMAN 0.1%
Corporate Bonds 0.1%
Lamar Funding, 3.958%, 5/7/25 (USD)  6,190,000 6,207
OmGrid Funding, 5.196%, 5/16/27 (USD)  2,310,000 2,404
Total Oman (Cost
$8,553
)
8,611
PANAMA 0.2%
Corporate Bonds 0.2%
C&W Senior Financing, 6.875%, 9/15/27 (USD) (1) 9,300,000 9,788
Total Panama (Cost
$9,536
)
9,788
PERU 0.2%
Corporate Bonds 0.2%
Banco de Credito del Peru, VR, 3.125%, 7/1/30 (USD) (2) 8,675,000 8,599
Banco de Credito del Peru, VR, 3.125%, 7/1/30 (USD) (1)(2) 3,625,000 3,593
Total Peru (Cost
$12,454
)
12,192

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
PHILIPPINES 0.1%
Government Bonds 0.1%
Republic of Philippines, 0.25%, 4/28/25 (EUR)  4,245,000 4,925
Total Philippines (Cost
$5,084
)
4,925
POLAND 0.0%
Corporate Bonds 0.0%
InPost, 2.25%, 7/15/27 (EUR) (1) 1,740,000 2,038
Total Poland (Cost
$2,075
)
2,038
PORTUGAL 0.3%
Corporate Bonds 0.1%
Banco Comercial Portugues, VR, 4.50%, 12/7/27 (2)(3) 5,100,000 6,100
6,100
Government Bonds 0.2%
Republic of Portugal, 4.10%, 2/15/45 (1) 6,869,000 13,048
13,048
Total Portugal (Cost
$18,364
)
19,148
ROMANIA 1.6%
Government Bonds 1.6%
Republic of Romania, 2.00%, 1/28/32 (EUR) (1) 3,855,000 4,350
Republic of Romania, 2.00%, 1/28/32 (EUR)  8,975,000 10,129
Republic of Romania, 2.124%, 7/16/31 (EUR)  22,068,000 25,564
Republic of Romania, 2.875%, 10/28/24 (EUR)  2,725,000 3,413
Republic of Romania, 2.875%, 5/26/28 (EUR)  16,560,000 21,345
Republic of Romania, 2.875%, 3/11/29 (EUR)  3,963,000 5,042
Republic of Romania, 3.624%, 5/26/30 (EUR)  23,390,000 30,549
Total Romania (Cost
$90,059
)
100,392
RUSSIA 0.2%
Government Bonds 0.2%
Russian Federation, 8.15%, 2/3/27  1,052,304,000 15,101
Total Russia (Cost
$17,876
)
15,101

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
SAUDI ARABIA 0.2%
Corporate Bonds 0.2%
Dar Al-Arkan Sukuk, 6.75%, 2/15/25 (USD)  8,700,000 9,184
Total Saudi Arabia (Cost
$9,004
)
9,184
SERBIA 1.4%
Government Bonds 1.4%
Republic of Serbia, 1.00%, 9/23/28 (EUR) (1) 26,075,000 29,281
Republic of Serbia, 1.50%, 6/26/29 (EUR) (1) 14,635,000 16,772
Republic of Serbia, 2.05%, 9/23/36 (EUR) (1) 13,065,000 14,223
Republic of Serbia, 4.50%, 8/20/32  2,460,540,000 26,164
Total Serbia (Cost
$86,712
)
86,440
SINGAPORE 0.9%
Government Bonds 0.9%
Government of Singapore, 2.875%, 7/1/29  29,196,000 23,787
Government of Singapore, 3.125%, 9/1/22  45,701,000 34,475
Total Singapore (Cost
$57,993
)
58,262
SLOVENIA 1.2%
Government Bonds 1.2%
Republic of Slovenia, 0.275%, 1/14/30  20,986,000 24,714
Republic of Slovenia, 1.50%, 3/25/35 (3) 11,285,000 14,821
Republic of Slovenia, 3.125%, 8/7/45 (3) 7,347,000 12,835
Republic of Slovenia, 5.25%, 2/18/24 (USD)  16,865,000 18,760
Total Slovenia (Cost
$67,970
)
71,130
SOUTH AFRICA 0.9%
Government Bonds 0.9%
Republic of South Africa, 7.00%, 2/28/31  226,136,000 12,642
Republic of South Africa, 8.00%, 1/31/30  217,460,000 13,431
Republic of South Africa, 10.50%, 12/21/26  378,090,000 28,214
Total South Africa (Cost
$55,784
)
54,287

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
SPAIN 1.7%
Corporate Bonds 1.0%
Abertis Infraestructuras, 3.00%, 3/27/31  4,300,000 5,804
Banco Bilbao Vizcaya Argentaria, 0.375%, 10/2/24  5,800,000 6,805
Banco Santander, 1.375%, 2/9/22  2,800,000 3,264
CaixaBank, VR, 2.75%, 7/14/28 (2) 9,400,000 11,351
Cellnex Telecom, 1.75%, 10/23/30  4,800,000 5,476
Cirsa Finance International, 4.50%, 3/15/27 (1) 2,000,000 2,297
Cirsa Finance International, 6.25%, 12/20/23 (1) 3,690,000 4,334
Cirsa Finance International, 6.25%, 12/20/23  1,700,000 1,996
ContourGlobal Power Holdings, 3.125%, 1/1/28 (1) 1,550,000 1,821
Inmobiliaria Colonial Socimi, 1.625%, 11/28/25  9,300,000 11,403
Inmobiliaria Colonial Socimi, 2.00%, 4/17/26  2,600,000 3,237
Inmobiliaria Colonial Socimi, 2.50%, 11/28/29 (3) 1,000,000 1,306
Telefonica Emisiones, 2.242%, 5/27/22  2,100,000 2,473
Telefonica Emisiones, 5.289%, 12/9/22 (GBP)  50,000 71
61,638
Government Bonds 0.7%
Kingdom of Spain, Zero Coupon, 1/31/25  38,206,000 44,908
44,908
Total Spain (Cost
$104,597
)
106,546
SWEDEN 0.4%
Corporate Bonds 0.4%
Akelius Residential Property, 1.125%, 3/14/24 (EUR)  4,500,000 5,350
Akelius Residential Property, 1.75%, 2/7/25 (EUR)  6,390,000 7,790
Tele2, 0.75%, 3/23/31 (EUR)  1,600,000 1,837
Tele2, 1.125%, 5/15/24 (EUR)  4,900,000 5,835
Verisure Holding, 3.25%, 2/15/27 (EUR) (1) 2,295,000 2,673
Verisure Holding, 3.875%, 7/15/26 (EUR) (1) 1,600,000 1,899
Total Sweden (Cost
$25,151
)
25,384
SWITZERLAND 0.2%
Corporate Bonds 0.2%
Aquarius & Investments for Zurich Insurance, VR, 4.25%,
10/2/43 (EUR) (2) 2,131,000 2,673
Credit Suisse Group Funding Guernsey, 1.25%, 4/14/22 (EUR)  6,195,000 7,233
Total Switzerland (Cost
$10,494
)
9,906

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
THAILAND 0.6%
Corporate Bonds 0.2%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (2) 9,100,000 9,292
9,292
Government Bonds 0.4%
Kingdom of Thailand, 1.60%, 12/17/29  132,630,000 3,890
Kingdom of Thailand, 3.65%, 6/20/31  694,772,000 23,815
27,705
Total Thailand (Cost
$36,319
)
36,997
UNITED KINGDOM 6.0%
Corporate Bonds 2.3%
Barclays, 1.875%, 12/8/23 (EUR)  5,786,000 7,005
Bellis Acquisition, 3.25%, 2/16/26 (1) 1,450,000 1,921
Bellis Finco, 4.00%, 2/16/27 (1) 545,000 718
BP Capital Markets, 1.573%, 2/16/27 (EUR)  10,000,000 12,419
Crh Finance U.K., 4.125%, 12/2/29  10,000,000 15,845
Deuce Finco, 5.50%, 6/15/27 (1) 1,600,000 2,190
Eastern Power Networks, 5.75%, 3/8/24  62,000 93
eG Global Finance, 4.375%, 2/7/25 (EUR) (1) 2,230,000 2,583
HSBC Bank, 4.75%, 3/24/46  2,368,000 4,209
HSBC Bank, 6.50%, 7/7/23  18,000 27
HSBC Holdings, 6.50%, 5/20/24  3,530,000 5,414
Iceland Bondco, 4.625%, 3/15/25 (3) 6,000,000 7,517
InterContinental Hotels Group, 3.875%, 11/28/22  3,571,000 4,967
Jerrold Finco, 4.875%, 1/15/26 (1) 580,000 803
Legal & General Group, VR, 5.375%, 10/27/45 (2) 5,685,000 8,728
Marks & Spencer, 6.00%, 6/12/25  2,099,000 3,156
Nationwide Building Society, VR, 1.50%, 3/8/26 (EUR) (2) 2,770,000 3,363
Nationwide Building Society, VR, 2.00%, 7/25/29 (EUR) (2) 5,050,000 6,130
Next Group, 3.625%, 5/18/28  7,491,000 11,024
Next Group, 4.375%, 10/2/26  982,000 1,489
Severn Trent Utilities Finance, 6.125%, 2/26/24  206,000 312
Sky, 1.875%, 11/24/23 (EUR)  5,244,000 6,351
Standard Chartered, VR, 2.50%, 9/9/30 (EUR) (2) 9,070,000 11,104
Tesco, 6.125%, 2/24/22  1,490,000 2,052
Tesco Corporate Treasury Services, 0.875%, 5/29/26 (EUR)  5,250,000 6,246
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 5,145,000 7,083
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  5,630,000 7,746
140,495

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 3.7%
United Kingdom Gilt, 0.625%, 6/7/25  80,742,000 109,423
United Kingdom Gilt, 0.625%, 10/22/50  18,459,000 20,412
United Kingdom Gilt, 4.25%, 12/7/46  35,581,797 77,222
United Kingdom Gilt, Inflation-Indexed, 0.75%, 3/22/34  11,892,228 24,014
231,071
Total United Kingdom (Cost
$360,326
)
371,566
UNITED STATES 4.6%
Corporate Bonds 4.3%
American Honda Finance, 0.75%, 11/25/26 (GBP)  4,097,000 5,386
American Honda Finance, 1.95%, 10/18/24 (EUR)  4,680,000 5,762
American International Group, 5.00%, 4/26/23 (GBP)  4,000,000 5,743
Ardagh Metal Packaging Finance USA, 3.00%, 9/1/29 (EUR) (1) 5,325,000 6,177
AT&T, 1.60%, 5/19/28 (EUR)  7,175,000 8,889
AT&T, 2.05%, 5/19/32 (EUR)  3,040,000 3,891
Bank of America, 2.375%, 6/19/24 (EUR)  5,000,000 6,189
Bank of America, VR, 1.379%, 2/7/25 (EUR) (2) 5,786,000 6,936
Becton Dickinson & Company, 3.02%, 5/24/25 (GBP)  7,393,000 10,564
Becton Dickinson Euro Finance, 0.334%, 8/13/28 (EUR)  2,750,000 3,153
Becton Dickinson Euro Finance, 1.213%, 2/12/36 (EUR)  1,874,000 2,140
Booking Holdings, 2.15%, 11/25/22 (EUR)  2,560,000 3,031
Bunge Finance Europe, 1.85%, 6/16/23 (EUR)  9,220,000 10,979
Capital One Financial, 1.65%, 6/12/29 (EUR)  11,300,000 13,839
Constellium, 4.25%, 2/15/26 (EUR) (1) 945,000 1,107
Constellium, 4.25%, 2/15/26 (EUR)  6,510,000 7,629
Encore Capital Group, 4.875%, 10/15/25 (EUR) (1) 3,480,000 4,224
Fiserv, 0.375%, 7/1/23 (EUR)  1,090,000 1,274
Fiserv, 3.00%, 7/1/31 (GBP)  9,825,000 14,312
General Electric, 0.875%, 5/17/25 (EUR)  6,000,000 7,136
General Motors Financial, 0.85%, 2/26/26 (EUR)  10,000,000 11,764
Goldman Sachs Group, 1.375%, 5/15/24 (EUR)  5,700,000 6,761
Goldman Sachs Group, 1.625%, 7/27/26 (EUR)  4,137,000 5,115
Goldman Sachs Group, 5.50%, 10/12/21 (GBP)  456,000 615
Honeywell International, 0.75%, 3/10/32 (EUR)  5,465,000 6,396
Medtronic Global Holdings, 0.375%, 10/15/28 (EUR)  2,969,000 3,454
Mondelez International Holdings Netherlands, 0.25%, 9/9/29
(EUR) (1) 6,160,000 7,004
Morgan Stanley, 1.375%, 10/27/26 (EUR)  4,931,000 6,064
Morgan Stanley, VR, 0.637%, 7/26/24 (EUR) (2) 3,049,000 3,584
Netflix, 4.625%, 5/15/29 (EUR)  8,970,000 13,013
Organon, 2.875%, 4/30/28 (EUR) (1) 3,365,000 3,976
Prologis, 2.25%, 6/30/29 (GBP)  5,048,000 7,139

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Thermo Fisher Scientific, 0.125%, 3/1/25 (EUR)  8,810,000 10,262
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)  5,170,000 6,093
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR)  842,000 1,130
Verizon Communications, 1.30%, 5/18/33 (EUR)  12,270,000 14,709
Walgreens Boots Alliance, 2.125%, 11/20/26 (EUR)  8,340,000 10,443
Westlake Chemical, 1.625%, 7/17/29 (EUR)  14,435,000 17,653
263,536
Municipal Securities 0.3%
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
8.00%, 7/1/35 (6)(7) 19,200,000 16,560
16,560
Total United States (Cost
$265,235
)
280,096
SHORT-TERM INVESTMENTS 7.3%
Money Market Funds 3.3%
T. Rowe Price Government Reserve Fund, 0.05% (8)(9) 201,862,893 201,863
201,863
U.S. Treasury Obligations 4.0%
U.S. Treasury Bills, 0.036%, 12/30/21 (10) 248,856,000 248,831
248,831
Total Short-Term Investments (Cost $450,697) 450,694
SECURITIES LENDING COLLATERAL 0.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.9%
Short-Term Funds 0.9%
T. Rowe Price Short-Term Fund, 0.07% (8)(9) 5,455,854 54,559
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 54,559
Total Securities Lending Collateral (Cost $54,559) 54,559

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0 .0%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
AUD Call / USD Put,
10/20/21 @ $0.76
(USD) (7) 1 216,860 17
Total Options Purchased (Cost $976) 17
Total Investments in Securities 99.2%
(Cost $6,019,830) $ 6,106,754
Other Assets Less Liabilities 0.8% 46,858
Net Assets 100.0% $ 6,153,612
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$541,756 and represents 8.8% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3) All or a portion of this security is on loan at September 30, 2021.
(4) Perpetual security with no stated maturity date.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(7) Non-income producing
(8) Seven-day yield
(9) Affiliated Companies
(10) At September 30, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
6M CZK PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M JPY LIBOR Six month JPY LIBOR (London interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
AUD Australian Dollar
BRL Brazilian Real

T. ROWE PRICE International Bond Fund (USD Hedged)

.
.
.
.
.
.
.
.
.
.
CAD Canadian Dollar
CLP Chilean Peso
CNH Offshore China Renminbi
CZK Czech Koruna
EUR Euro
GBP British Pound
GO General Obligation
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israel Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
OTC Over-the-counter
PIK Payment-in-kind
PLN Polish Zloty
RSD Serbian Dinar
RUB Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
AUD Put / USD Call,
10/20/21 @ $0.72 (USD) 1 86,960 (608)
Total Options Written (Premiums $(1,119)) $ (608)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Greece 0.0%
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/22 (USD) 10,000 67 (65) 132
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24 (USD) 17,964 312 (483) 795
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/29 (USD) 12,470 (90) (516) 426
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BB*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/21 (USD) 6,935 16 (35) 51
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BB*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/24 (USD) * 9,200 151 (309) 460
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BB*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 (USD) 16,500 286 (59) 345
Citibank, Protection Sold (Relevant Credit:
Hellenic Republic, BB*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/25
(USD) 6,635 112 (281) 393
Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, BB*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 (USD) 4,911 85 (24) 109

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, BB*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/25 (USD) 2,801 47 (96) 143
Total Greece (1,868) 2,854
Total Bilateral Credit Default Swaps, Protection Sold (1,868) 2,854
Total Bilateral Swaps (1,868) 2,854
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Bought (0.0)%
Foreign/Europe (0.0)%
Protection Bought (Relevant Credit: Markit
iTraxx Crossover-S35, 5 Year Index), Pay
5.00% Quarterly, Receive upon credit
default, 6/20/26 7,585 (1,042) (1,056) 14
Total Foreign/Europe 14
Total Centrally Cleared Credit Default Swaps,
Protection Bought 14
Credit Default Swaps, Protection Sold 0.0%
Greece 0.0%
Protection Sold (Relevant Credit: Hellenic
Republic, BB*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/26 (USD) 3,700 55 39 16
Total Greece 16
Total Centrally Cleared Credit Default Swaps,
Protection Sold 16
Interest Rate Swaps 0.0%
Czech Republic 0.1%
2 Year Interest Rate Swap, Receive Fixed
2.208% Annually, Pay Variable 1.140% (6M
CZK PRIBOR) Semi-Annually, 2/13/22 726,195 549 — 549
2 Year Interest Rate Swap, Receive Fixed
2.230% Annually, Pay Variable 1.180% (6M
CZK PRIBOR) Semi-Annually, 2/21/22 2,680,999 2,025 1 2,024

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
2 Year Interest Rate Swap, Receive Fixed
2.245% Annually, Pay Variable 1.180% (6M
CZK PRIBOR) Semi-Annually, 2/20/22 2,536,024 1,936 — 1,936
10 Year Interest Rate Swap, Pay Fixed
1.244% Annually, Receive Variable 0.880%
(6M CZK PRIBOR) Semi-Annually, 1/29/31 233,800 1,010 — 1,010
10 Year Interest Rate Swap, Pay Fixed
1.600% Annually, Receive Variable 1.140%
(6M CZK PRIBOR) Semi-Annually, 2/13/30 161,674 438 — 438
10 Year Interest Rate Swap, Pay Fixed
1.690% Annually, Receive Variable 1.180%
(6M CZK PRIBOR) Semi-Annually, 2/20/30 422,279 1,005 1 1,004
10 Year Interest Rate Swap, Pay Fixed
1.693% Annually, Receive Variable 1.180%
(6M CZK PRIBOR) Semi-Annually, 2/21/30 441,113 1,046 1 1,045
Total Czech Republic 8,006
Foreign/Europe (0.0)%
4 Year Interest Rate Swap, Pay Fixed
0.214% Annually, Receive Variable
(0.528)% (6M EURIBOR) Semi-Annually,
9/22/22 370 (2) 1 (3)
7 Year Interest Rate Swap, Receive Fixed
(0.057)% Annually, Pay Variable (0.515)%
(6M EURIBOR) Semi-Annually, 5/19/28 33,000 110 — 110
7 Year Interest Rate Swap, Receive Fixed
(0.079)% Annually, Pay Variable (0.513)%
(6M EURIBOR) Semi-Annually, 6/29/28 7,869 2 — 2
7 Year Interest Rate Swap, Receive Fixed
(0.094)% Annually, Pay Variable (0.508)%
(6M EURIBOR) Semi-Annually, 6/28/28 7,800 (8) — (8)
7 Year Interest Rate Swap, Receive Fixed
(0.100)% Annually, Pay Variable (0.517)%
(6M EURIBOR) Semi-Annually, 6/3/28 3,300 (2) — (2)
7 Year Interest Rate Swap, Receive Fixed
(0.101)% Annually, Pay Variable (0.509)%
(6M EURIBOR) Semi-Annually, 6/1/28 21,200 (16) — (16)
9 Year Interest Rate Swap, Pay Fixed
0.858% Annually, Receive Variable
(0.528)% (6M EURIBOR) Semi-Annually,
9/22/27 600 (42) — (42)
30 Year Interest Rate Swap, Pay Fixed
1.540% Annually, Receive Variable
(0.518)% (6M EURIBOR) Semi-Annually,
11/3/47 2,200 (708) 1 (709)
Total Foreign/Europe (668)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Japan 0.1%
20 Year Interest Rate Swap, Receive
Fixed 0.733% Semi-Annually, Pay Variable
(0.044)% (6M JPY LIBOR) Semi-Annually,
11/7/37 3,000,000 2,087 — 2,087
Total Japan 2,087
Mexico (0.1)%
7 Year Interest Rate Swap, Receive Fixed
5.499% 28 Days, Pay Variable 4.748%
(MXIBTIIE) 28 Days, 5/4/27 525,000 (1,950) — (1,950)
Total Mexico (1,950)
Poland (0.1)%
2 Year Interest Rate Swap, Pay Fixed
0.934% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 6/28/23 200,464 81 — 81
2 Year Interest Rate Swap, Pay Fixed
0.940% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 6/28/23 238,214 89 — 89
2 Year Interest Rate Swap, Pay Fixed
0.956% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 6/29/23 355,922 109 — 109
5 Year Interest Rate Swap, Pay Fixed
2.305% Annually, Receive Variable 0.240%
(6M PLN WIBOR) Semi-Annually, 4/20/23 27,000 (196) 1 (197)
5 Year Interest Rate Swap, Pay Fixed
2.350% Annually, Receive Variable 0.240%
(6M PLN WIBOR) Semi-Annually, 4/24/23 27,500 (205) — (205)
5 Year Interest Rate Swap, Pay Fixed
2.350% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 4/6/23 24,000 (184) — (184)
5 Year Interest Rate Swap, Pay Fixed
2.423% Annually, Receive Variable 0.290%
(6M PLN WIBOR) Semi-Annually, 3/27/23 68,000 (574) 1 (575)
5 Year Interest Rate Swap, Pay Fixed
2.427% Annually, Receive Variable 0.240%
(6M PLN WIBOR) Semi-Annually, 10/19/22 960 (10) — (10)
5 Year Interest Rate Swap, Pay Fixed
2.430% Annually, Receive Variable 0.240%
(6M PLN WIBOR) Semi-Annually, 5/7/23 60,000 (461) — (461)
5 Year Interest Rate Swap, Pay Fixed
2.473% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 1/23/23 39,000 (366) — (366)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Pay Fixed
2.500% Annually, Receive Variable 0.240%
(6M PLN WIBOR) Semi-Annually, 10/24/22 22,000 (228) — (228)
5 Year Interest Rate Swap, Pay Fixed
2.518% Annually, Receive Variable 0.240%
(6M PLN WIBOR) Semi-Annually, 5/18/23 42,000 (336) — (336)
5 Year Interest Rate Swap, Pay Fixed
2.535% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 11/21/22 43,000 (441) 1 (442)
5 Year Interest Rate Swap, Pay Fixed
2.555% Annually, Receive Variable 0.240%
(6M PLN WIBOR) Semi-Annually, 11/6/22 10,700 (112) 1 (113)
5 Year Interest Rate Swap, Pay Fixed
2.580% Annually, Receive Variable 0.240%
(6M PLN WIBOR) Semi-Annually, 11/6/22 10,700 (113) 1 (114)
5 Year Interest Rate Swap, Pay Fixed
2.595% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 2/27/23 78,000 (752) — (752)
10 Year Interest Rate Swap, Pay Fixed
1.710% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 12/19/29 87,000 418 1 417
10 Year Interest Rate Swap, Pay Fixed
1.775% Annually, Receive Variable 0.240%
(6M PLN WIBOR) Semi-Annually, 10/22/29 32,824 81 — 81
10 Year Interest Rate Swap, Pay Fixed
1.780% Annually, Receive Variable 0.240%
(6M PLN WIBOR) Semi-Annually, 10/22/29 22,976 56 1 55
10 Year Interest Rate Swap, Pay Fixed
1.800% Annually, Receive Variable 0.240%
(6M PLN WIBOR) Semi-Annually, 11/5/29 12,264 28 1 27
10 Year Interest Rate Swap, Pay Fixed
1.800% Annually, Receive Variable 0.240%
(6M PLN WIBOR) Semi-Annually, 11/6/29 6,264 14 — 14
10 Year Interest Rate Swap, Pay Fixed
1.803% Annually, Receive Variable 0.240%
(6M PLN WIBOR) Semi-Annually, 11/5/29 12,264 26 — 26
10 Year Interest Rate Swap, Pay Fixed
1.820% Annually, Receive Variable 0.240%
(6M PLN WIBOR) Semi-Annually, 11/5/29 12,264 22 1 21
10 Year Interest Rate Swap, Pay Fixed
1.860% Annually, Receive Variable 0.240%
(6M PLN WIBOR) Semi-Annually, 11/7/29 12,080 11 — 11
10 Year Interest Rate Swap, Pay Fixed
1.950% Annually, Receive Variable 0.240%
(6M PLN WIBOR) Semi-Annually, 5/4/31 39,000 151 — 151

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
2.850% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 4/6/28 15,800 (256) — (256)
10 Year Interest Rate Swap, Pay Fixed
2.910% Annually, Receive Variable 0.290%
(6M PLN WIBOR) Semi-Annually, 3/27/28 16,200 (286) 1 (287)
10 Year Interest Rate Swap, Pay Fixed
2.920% Annually, Receive Variable 0.240%
(6M PLN WIBOR) Semi-Annually, 5/7/28 16,100 (272) — (272)
10 Year Interest Rate Swap, Pay Fixed
3.030% Annually, Receive Variable 0.240%
(6M PLN WIBOR) Semi-Annually, 5/18/28 10,100 (186) 1 (187)
10 Year Interest Rate Swap, Pay Fixed
3.075% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 2/27/28 8,000 (168) — (168)
10 Year Interest Rate Swap, Pay Fixed
3.149% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 2/13/28 15,931 (356) — (356)
10 Year Interest Rate Swap, Pay Fixed
3.158% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 2/14/28 12,062 (271) 1 (272)
10 Year Interest Rate Swap, Pay Fixed
3.160% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 2/12/28 10,007 (225) 1 (226)
Total Poland (4,925)
Total Centrally Cleared Interest Rate Swaps 2,550
Total Centrally Cleared Swaps 2,580
Net payments (receipts) of variation margin to date (915)
Variation margin receivable (payable) on centrally cleared swaps $ 1,665
* Credit ratings as of September 30, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/8/21 USD 10,286 IDR 151,531,455 $ (290)
Bank of America 10/8/21 USD 44,800 KRW 51,136,089 1,619
Bank of America 10/15/21 CNH 827,985 USD 128,012 243
Bank of America 10/15/21 USD 229,499 CNH 1,477,698 602
Bank of America 10/22/21 CAD 38,901 USD 30,727 (15)
Bank of America 10/22/21 JPY 9,138 USD 84 (2)
Bank of America 11/19/21 USD 61,096 SEK 529,744 563
Bank of America 11/30/21 USD 372,712 EUR 316,340 5,842
Bank of America 12/17/21 USD 88,140 CNH 573,801 (300)
Bank of America 1/21/22 USD 127,087 CNH 827,985 (178)
Barclays Bank 10/8/21 IDR 339,785,555 USD 23,251 465
Barclays Bank 10/8/21 USD 1,356 INR 101,885 (15)
Barclays Bank 10/15/21 CNH 1,082,930 USD 167,519 227
Barclays Bank 1/21/22 USD 166,285 CNH 1,082,930 (167)
BNP Paribas 10/8/21 USD 46,153 CLP 33,848,277 4,440
BNP Paribas 10/15/21 HUF 3,927,212 USD 13,130 (479)
BNP Paribas 10/15/21 USD 114,641 CNH 738,849 192
BNP Paribas 10/15/21 USD 12,475 HUF 3,745,025 411
BNP Paribas 10/29/21 USD 31,173 EUR 26,349 635
BNP Paribas 12/2/21 USD 16,248 BRL 86,970 447
BNP Paribas 12/10/21 USD 64,769 CLP 50,236,549 3,214
BNP Paribas 1/31/22 USD 356,055 EUR 302,834 4,303
Citibank 10/8/21 KRW 44,129,570 USD 39,037 (1,773)
Citibank 10/8/21 RUB 140,484 USD 1,899 28
Citibank 10/15/21 USD 11,921 CZK 257,858 140
Citibank 10/15/21 USD 7,609 MXN 152,552 234
Citibank 10/15/21 USD 13,744 RSD 1,368,725 262
Citibank 10/15/21 USD 53,949 ZAR 742,917 4,714
Citibank 10/20/21 USD 107,782 ILS 351,129 (1,144)
Citibank 10/22/21 AUD 22,024 USD 16,287 (363)
Citibank 10/22/21 USD 2,245 CAD 2,803 32
Citibank 10/22/21 USD 575,810 JPY 63,300,698 6,962
Citibank 10/29/21 USD 4,680 EUR 3,988 57
Citibank 11/12/21 CZK 48,664 USD 2,262 (41)
Citibank 11/12/21 USD 13,704 RSD 1,368,725 225
Citibank 11/19/21 SEK 529,744 USD 61,402 (869)
Citibank 11/19/21 USD 13,749 GBP 9,932 366
Citibank 11/30/21 USD 372,171 EUR 316,340 5,302
Deutsche Bank 10/8/21 USD 16,261 IDR 238,994,571 (420)
Deutsche Bank 10/8/21 USD 34,480 KRW 39,676,452 977
Deutsche Bank 10/29/21 USD 2,514 EUR 2,139 35
Deutsche Bank 11/12/21 USD 8,667 CZK 187,722 99

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Goldman Sachs 10/8/21 IDR 676,468,897 USD 46,260 $ 955
Goldman Sachs 10/8/21 TWD 427,113 USD 15,339 3
Goldman Sachs 10/8/21 USD 13,860 TWD 384,402 52
Goldman Sachs 10/15/21 CNH 551,582 USD 85,226 215
Goldman Sachs 10/15/21 USD 114,477 CNH 738,849 29
Goldman Sachs 10/22/21 USD 63,896 AUD 87,438 677
Goldman Sachs 12/2/21 USD 16,099 BRL 86,970 298
Goldman Sachs 12/17/21 USD 101,329 CNH 658,859 (221)
Goldman Sachs 1/21/22 USD 84,592 CNH 551,582 (189)
Goldman Sachs 1/21/22 USD 15,442 TWD 427,113 (10)
HSBC Bank 10/8/21 KRW 43,516,051 USD 38,346 (1,600)
HSBC Bank 10/8/21 RUB 1,362,314 USD 18,326 368
HSBC Bank 10/8/21 USD 20,661 IDR 304,273,732 (576)
HSBC Bank 10/8/21 USD 1,651 INR 124,526 (25)
HSBC Bank 10/8/21 USD 27,063 KRW 31,174,355 739
HSBC Bank 10/8/21 USD 16,941 TWD 469,825 64
HSBC Bank 10/22/21 USD 54,782 AUD 74,758 731
HSBC Bank 11/19/21 USD 200,267 GBP 144,855 5,083
HSBC Bank 12/9/21 USD 6,466 THB 209,994 262
HSBC Bank 12/10/21 USD 84,361 MYR 351,630 705
HSBC Bank 12/17/21 USD 190,242 CNH 1,235,959 (257)
Morgan Stanley 10/8/21 CLP 14,990,660 USD 18,450 24
Morgan Stanley 10/8/21 USD 30,617 CLP 22,251,219 3,195
Morgan Stanley 10/8/21 USD 26,240 IDR 384,720,697 (612)
Morgan Stanley 10/22/21 USD 7,814 JPY 859,182 93
Morgan Stanley 10/29/21 USD 39,388 EUR 33,329 760
Morgan Stanley 12/10/21 USD 13,054 CLP 10,289,414 447
Morgan Stanley 1/7/22 USD 18,297 CLP 14,990,660 (26)
RBC Dominion Securities 10/22/21 USD 3,481 CAD 4,351 46
RBC Dominion Securities 10/22/21 USD 8,021 JPY 879,021 122
RBC Dominion Securities 10/29/21 USD 3,619 EUR 3,082 47
Standard Chartered 12/17/21 USD 86,503 CNH 560,975 40
State Street 10/15/21 CZK 51,072 USD 2,373 (40)
State Street 10/15/21 HUF 671,935 USD 2,168 (3)
State Street 10/15/21 MXN 1,535,808 USD 76,143 (1,903)
State Street 10/15/21 USD 47,118 CNH 306,441 (350)
State Street 10/20/21 ILS 8,064 USD 2,501 1
State Street 10/20/21 USD 2,807 ILS 8,992 17
State Street 10/22/21 AUD 4,207 USD 3,040 2
State Street 10/22/21 AUD 27,543 USD 20,298 (384)
State Street 10/22/21 CAD 4,547 USD 3,590 —
State Street 10/22/21 JPY 299,569 USD 2,710 (18)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 10/22/21 USD 117,795 CAD 150,399 $ (944)
State Street 10/22/21 USD 272,477 JPY 29,944,812 3,379
State Street 10/22/21 USD 22,703 JPY 2,532,352 (54)
State Street 10/22/21 USD 12,951 NOK 113,988 (86)
State Street 10/29/21 EUR 20,992 USD 24,343 (14)
State Street 10/29/21 USD 11,472 EUR 9,684 249
State Street 11/12/21 USD 4,309 PLN 17,120 5
State Street 11/19/21 GBP 9,511 USD 12,827 (12)
State Street 11/19/21 USD 4,844 GBP 3,520 101
State Street 12/17/21 USD 23,139 CNH 150,430 (46)
State Street 12/17/21 USD 60,267 SGD 80,967 646
State Street 12/17/21 USD 8,047 ZAR 115,834 438
UBS Investment Bank 10/8/21 CLP 30,677,325 USD 38,239 (433)
UBS Investment Bank 10/8/21 KRW 34,341,275 USD 30,395 (1,396)
UBS Investment Bank 10/8/21 RUB 1,941,159 USD 26,014 623
UBS Investment Bank 10/8/21 USD 34,109 CLP 24,546,695 3,859
UBS Investment Bank 10/8/21 USD 47,372 RUB 3,443,958 114
UBS Investment Bank 10/15/21 CNH 799,341 USD 123,479 340
UBS Investment Bank 10/15/21 CZK 905,452 USD 42,227 (858)
UBS Investment Bank 10/15/21 USD 4,445 HUF 1,330,933 158
UBS Investment Bank 10/22/21 USD 17,405 CAD 22,175 (102)
UBS Investment Bank 10/22/21 USD 5,783 JPY 632,441 100
UBS Investment Bank 10/29/21 EUR 2,694 USD 3,163 (41)
UBS Investment Bank 10/29/21 USD 614,295 EUR 520,133 11,471
UBS Investment Bank 11/12/21 CZK 905,452 USD 42,301 (976)
UBS Investment Bank 11/12/21 PLN 40,117 USD 10,327 (241)
UBS Investment Bank 11/12/21 USD 11,044 CZK 239,677 106
UBS Investment Bank 12/9/21 USD 21,233 THB 686,595 949
UBS Investment Bank 1/7/22 USD 34,710 CLP 28,107,487 353
UBS Investment Bank 1/21/22 RUB 3,443,958 USD 46,487 (157)
UBS Investment Bank 1/21/22 USD 122,572 CNH 799,341 (290)
UBS Investment Bank 1/31/22 USD 356,805 EUR 302,834 5,052
Net unrealized gain (loss) on open forward
currency exchange contracts $ 67,634

T. ROWE PRICE International Bond Fund (USD Hedged)

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 108 Euro BOBL contracts 12/21 (16,880) $ 105
Long, 51 Euro BTP contracts 12/21 8,977 (114)
Short, 353 Euro BUND contracts 12/21 (69,439) 837
Short, 196 Euro BUXL thirty year bond contracts 12/21 (46,166) 1,351
Long, 413 Euro OAT contracts 12/21 79,390 (1,364)
Short, 442 Euro SCHATZ contracts 12/21 (57,448) 43
Short, 33 Long Gilt contracts 12/21 (5,565) 32
Long, 763 Republic of South Korea ten year bond
contracts 12/21 80,044 (1,322)
Long, 1,161 Republic of South Korea three year bond
contracts 12/21 107,275 (235)
Short, 229 Ultra U.S. Treasury Notes ten year
contracts 12/21 (33,262) 653
Net payments (receipts) of variation margin to date (107)
Variation margin receivable (payable) on open futures contracts $ (121)

T. ROWE PRICE International Bond Fund (USD Hedged)

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ — $ — $ 60
T. Rowe Price Short-Term Fund, 0.07% — — — ++
Totals $ — # $ — $ 60 +
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 85,698 ¤ ¤ $ 201,863
T. Rowe Price Short-Term Fund,
0.07% 61,435 ¤ ¤ 54,559
Total $ 256,422 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $60 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $256,422.

T. ROWE PRICE International Bond Fund (USD Hedged)
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Bond Fund (USD Hedged)  (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE International Bond Fund (USD Hedged)

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.

T. ROWE PRICE International Bond Fund (USD Hedged)

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE International Bond Fund (USD Hedged)

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F1114-054Q3 09/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 5,601,484 $ — $ 5,601,484
Short-Term Investments 201,863 248,831 — 450,694
Securities Lending Collateral 54,559 — — 54,559
Options Purchased — 17 — 17
Total Securities 256,422 5,850,332 — 6,106,754
Swaps* — 12,393 — 12,393
Forward Currency Exchange
Contracts — 85,554 — 85,554
Futures Contracts* 3,021 — — 3,021
Total $ 259,443 $ 5,948,279 $ — $ 6,207,722
Liabilities
Options Written $ — $ 608 $ — $ 608
Swaps* — 8,827 — 8,827
Forward Currency Exchange
Contracts — 17,920 — 17,920
Futures Contracts* 3,035 — — 3,035
Total $ 3,035 $ 27,355 $ — $ 30,390
1
Includes Corporate Bonds, Government Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.